Inventories - Summary of Inventories (Detail) - TWD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of inventories [Line Items]
Raw materials	$ 3,207,177	$ 2,102,075
Gross carrying amount [member]
Disclosure of inventories [Line Items]
Raw materials	3,328,763	2,181,890
Allowance for impairment losses [member]
Disclosure of inventories [Line Items]
Raw materials	$ (121,586)	$ (79,815)